Common and Preferred Stock (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended				9 Months Ended
	Oct. 11, 2024	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 25, 2025	Mar. 10, 2025
Common stock, shares authorized			100,000,000		100,000,000		100,000,000
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized			10,000,000		10,000,000		10,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued			0		0		0
Placement agent fees							$ 300,000
Advisory services fees							100,000
Deferred offering costs					$ 1,071,947
Deferred offering costs incurred			$ 0				$ 319,633
Common stock, shares issued			19,474,303		18,090,526		19,474,303
Amortization of debt issuance costs			$ 438,111				$ 798,311
Equity Purchase Agreement [Member]
Number of common stock			447,527				447,527
Share price			$ 12.11				$ 12.11
Proceeds from issuance of private placement			$ 380,162				$ 380,162
Deferred offering costs			$ 99,302				$ 99,302
Common stock, shares issued			16,000				16,000
Amortization of debt issuance costs			$ 24,220				$ 94,458
Equity Purchase Agreement [Member] | Minimum [Member]
Share price			$ 3.73				$ 3.73
Equity Purchase Agreement [Member] | Maximum [Member]
Share price			9.53				$ 9.53
Advisory Services [Member]
Share price		$ 12.11		$ 12.11
Common stock issued for advisory services, shares		30,000
Common stock issued for advisory services		$ 363,300
Investor [Member]
Number of common stock		102,750		102,750	625,000
Share price		$ 16		$ 16	$ 16
Total commitments		$ 1,644,005		$ 1,644,005	$ 10,000,000
Escrow released									$ 11,644,005	$ 11,644,000
Private Placement [Member]
Number of common stock							727,750
Share price			$ 16.00				$ 16.00
Proceeds from issuance of private placement							$ 11,644,005
Common stock issued for advisory services, shares							46,000
Release of restricted stock units							3,310,000
Private placement description	Company entered into an agreement with RBW Capital Partners LLC, a division of Dawson James Securities, Inc. (“Broker”) to serve as placement agent and provide broker services in connection with the possible sale of common stock up to $10 million. If a sale is made between the Company and any institutional or individual third-party funding source introduced by the placement agent, the Company will pay a placement fee of 8% of the gross proceeds. In addition, the company agrees to pay; (a) 1.0% of the gross proceeds for non-accountable expenses; and (b) out of pocket expenses plus the costs associated with the use of a third-party electronic road show service up to $10,000. The agreement expired on January 11, 2025 and was amended and restated on January 29, 2025 to extend the term for another six months through July 29, 2025 and increased the placement fee to 12% from 8% of the gross proceeds, and eliminated the 1% non-accountable expense fee.